Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net sales	$ 17,522,234	$ 16,831,605	$ 14,396,442
Cost of goods sold	11,662,551	11,311,850	9,964,967
Gross margin	5,859,683	5,519,755	4,431,475
Operating expenses:
Selling, administrative, and other expenses	4,577,610	4,241,203	3,358,019
Depreciation and amortization	257,263	227,584	152,808
Provision for doubtful accounts	13,876	15,929	10,387
Restructuring costs	100,023	0	0
Goodwill impairment charge	0	0	0
Total operating expenses	4,948,772	4,484,716	3,521,214
Non-operating expenses (income):
Interest expense	95,583	101,796	41,327
Other	(86,712)	(61,395)	(61,713)
Special termination costs	42,757	0	0
Total non-operating expenses (income)	51,628	40,401	(20,386)
Income before income taxes	859,283	994,638	930,647
Income taxes	212,808	245,104	366,864
Net income from continuing operations	646,475	749,534	563,783
Net (loss) income from discontinued operations	(25,390)	60,940	52,974
Net income	$ 621,085	$ 810,474	$ 616,757
Basic earnings per share:
Continuing operations (in dollars per share)	$ 4.44	$ 5.11	$ 3.83
Discontinued operations (in dollars per share)	(0.18)	0.42	0.36
Basic earnings per share (in dollars per share)	4.26	5.53	4.19
Diluted earnings per share:
Continuing operations (in dollars per share)	4.42	5.09	3.82
Discontinued operations (in dollars per share)	(0.18)	0.41	0.36
Diluted earnings per share (in dollars per share)	$ 4.24	$ 5.50	$ 4.18
Weighted average common shares outstanding (in shares)	145,736	146,657	147,140
Dilutive effect of stock options and nonvested restricted stock awards (in shares)	681	584	561
Weighted average common shares outstanding — assuming dilution (in shares)	146,417	147,241	147,701
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	$ 38,246	$ (233,235)	$ 137,694
Net gain (loss) on cash flow and net investment hedges, net of income taxes of 2019 — $16,600; 2018 — $10,398; 2017 — $9,711	13,617	28,114	(17,388)
Pension and postretirement benefit adjustments, net of income taxes of 2019 — $5,036; 2018 — $21,297; 2017 — $20,539	44,433	(57,365)	40,123
Other comprehensive income (loss), net of tax	96,296	(262,486)	160,429
Comprehensive income	$ 717,381	$ 547,988	$ 777,186